COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations for property management fees

For the Twelve Months Ending December 31,
2026	88,798.04
2027	1,611,206.65
2028	3,610,540.48
2029	467,342.46
Total future payments	5,777,887.63